UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
   (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2004

ITEM 1.    REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                  AIM CAPITAL
                            APPRECIATION PORTFOLIO

                              SMITH BARNEY LARGE
                             CAPITALIZATION GROWTH
                                   PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004




         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter from the Chairman............  1

Schedules of Investments............  6

Statements of Assets and Liabilities 14

Statements of Operations............ 15

Statements of Changes in Net Assets. 16

Notes to Financial Statements....... 18

Financial Highlights................ 26

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
Stock market returns were mixed during the six months ended April 30, 2004. The broader market, as measured by the S&P 500 Index,/i/ posted strong gains due to improving corporate earnings and positive economic news. However, some sectors of the equity markets were hampered by sluggish job growth earlier in the period and continuing geopolitical concerns, particularly around the situation in Iraq. Finally, in March and April, nearly the entire equity market experienced a pull-back due to signs of increasing inflation and the possibility of higher interest rates.

These conditions benefited some of the more defensive industries, such as consumer staples and utilities, and hampered some of last year's better-performing sectors, such as technology and materials. In general, value stocks outperformed growth stocks for the six-month period, while large-cap stocks generally outperformed small- and mid-cap stocks.

At the start of the period in November, most reports released on the economy were very strong, and equities continued to climb, as most indices were in positive territory for eight of the past nine months./ii/ The manufacturing sector continued to grow at a very healthy pace, and the equity markets ended 2003 with a bang by posting strong gains with continued improvement through the first part of 2004. Economic data released during February was mixed, as was performance in the major financial markets. During March, reports released on the economy were mostly positive, while the major financial markets posted declines, mainly in response to heightened investor concerns over a recent increase in terrorist activity across the globe.

The final report on gross domestic product ("GDP")/iii/ for the fourth calendar quarter of 2003 did not change from its healthy preliminary estimate, and GDP growth in the first calendar quarter of 2004 remained strong. The Conference Board's measure of consumer confidence exceeded analyst expectations, but the report also indicated that consumer attitudes were generally pessimistic at the beginning of the month, and were further depressed by the terrorist bombings in Madrid./iv/ However, consumer attitudes did become a bit more optimistic later in the month and the manufacturing sector continued to surge, as the Institute for

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Supply Management's Index rose in March. Consumer confidence, as reported by the Conference Board, improved in April, mainly due to better reports on current and prospective labor market conditions. The labor market continued to show signs of strength, as the unemployment rate fell in April.

Within this environment, the funds performed as follows:/1/

                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                           6 Months
AIM Capital Appreciation Portfolio                           1.97%
S&P 500 Index/2/                                             6.27%
Lipper Multi-Cap Growth Variable Funds Category Average/5/   3.22%
Smith Barney Large Capitalization Growth Portfolio/4/        3.22%
Russell 1000 Growth Index/3/                                 4.14%
S&P 500 Index/2/                                             6.27%
Lipper Large-Cap Growth Variable Funds Category Average/6/   2.46%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

   All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

 /2/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
 /3/The Russell 1000 Growth Index measures the performance of those Russell
    1000 companies with higher price-to-book ratios and higher forecasted growth values.
 /4/Effective June 11, 2003, the fund changed its performance benchmark to the Russell 1000 Growth Index. Management of the fund determined that the Russell 1000 Growth Index, rather than the S&P 500 Index, was a more appropriate index reflecting more closely the composition of the fund's securities.

    Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any.
   /5/ Returns were calculated among the 1,270 funds in the multi-cap growth variable funds category.
   /6/ Returns were calculated among the 1,422 funds in the large-cap growth funds category.

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report

AIM Capital Appreciation Portfolio
For the six months ended April 30, 2004, shares of the AIM Capital Appreciation Portfolio returned 1.97%. In comparison the fund's unmanaged benchmark, the S&P 500 Index/v/ returned 6.27% for the same period. The fund's Lipper multi-cap growth variable funds category average returned 3.22% for the same period./3/

Relative to the S&P 500 Index, the portfolio was overweight in the consumer discretionary, healthcare and the information technology sectors during the last six months and was underweight in the financials, consumer staples and industrials sectors.

The portfolio benefited in relative performance from the consumer discretionary sector due to an overweight position and good stock selection. Within the consumer discretionary sector, the media industry had the largest contribution to relative performance.

Relative performance was negatively impacted by the financials and the information technology sectors. Within the financials sector, performance was affected by a combination of stock selection and an underweight position. Within the information technology sector, performance lagged the benchmark primarily due to stock selection. On a relative basis, the semiconductors and semiconductor equipment industry had the largest negative impact within the information technology sector for the period.

At the end of the period, the portfolio had the highest weighting in earnings momentum stocks versus core-growth holdings since the year 2000. The managers have a positive outlook for the market and have positioned the portfolio for an economic recovery, as well as a business profits recovery. Typically, as profits improve in businesses, an increase in staff occurs, which consequently has a positive impact on the consumer discretionary stocks. The consumer discretionary sector continues to have a significant weighting in the AIM Capital Appreciation Portfolio. The portfolio also has a large weighting in the information technology and industrials sectors, particularly in the machinery stocks within the industrials sector, which could have an impact on the portfolio as companies upgrade their infrastructure and their capital equipment infrastructure./vi/

/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,270 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Smith Barney Large Capitalization Growth Portfolio

Special Shareholder Notice
Effective June 11, 2003, fund management determined that the Russell 1000 Growth Index, rather than the S&P 500 Index was a more appropriate benchmark index, reflecting more closely the composition of the fund's securities. Accordingly, the S&P 500 Index will not appear in future reporting.

For the six months ended April 30, 2004, shares of the Smith Barney Large Capitalization Growth Portfolio returned 3.22%. In comparison the fund's unmanaged benchmark, the Russell 1000 Growth Index/vii/ returned 4.14% and the fund's previous benchmark, the S&P 500 Index/viii/ returned 6.27% for the same period. The fund outperformed its Lipper large-cap growth variable funds category average, which returned 2.46% for the same period./4/

Despite positive performance overall for the period, the portfolio underperformed its benchmark for the period, due largely to stock selection in the consumer discretionary and technology sectors and to sector allocation in the underperforming technology healthcare, and consumer discretionary sectors. Positive performance came primarily from stock selection in the healthcare and consumer staples sectors. At the close of the period, the fund maintained overweights in the technology, consumer discretionary and financials sectors, and was underweight in healthcare and industrials./ix/

In terms of individual holdings, leading positive contributors to performance included biotechnology companies Biogen Idec Corp. and Genentech, and wireless technology holding Motorola. Holdings that negatively affected fund returns included semiconductor manufacturer Texas Instruments, internet retailer Amazon.com, and technology holding Veritas Software./x/

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

/4/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,422 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 6 through 13 for a list and percentage breakdown of each fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS:
AIM Capital Appreciation Portfolio: The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund may invest in small capitalization companies. Small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in medium-capitalization companies. These investments may involve a higher degree of risk and volatility than investments in larger, more established companies.
Smith Barney Large Capitalization Growth Portfolio: Keep in mind, common stocks are subject to market fluctuations.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/ii/Source: Lipper, Inc. (April 2004).
/iii/Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iv/Source: Banc of American Securities Economic Research on Consumer
    Confidence (March 30, 2004).
/v/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/vi/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Consumer Discretionary (25.0%); Information Technology (23.0); Healthcare (21.1%); Industrials (11.1%); Financials (9.0%). The fund's portfolio composition is subject to change at any time.
/vii/The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values.
/viii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/ix/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Information Technology (29.2%); Healthcare (23.0%); Consumer Discretionary (20.5%); Financials (13.9%); Staples (10.7%). The fund's portfolio composition is subject to change at any time.
/x/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
   Amazon.com, Inc. (5.3%), Genentech, Inc. (4.9%), Berkshire Hathaway Inc., Class A Shares (4.8%), The Gillette Co. (4.4%), Pfizer Inc. (3.9%), Intel Corp. (3.9%), The Home Depot, Inc.(3.8%), Dell Inc. (3.6%), Merrill Lynch & Co., Inc. (3.6%), and The Coca-Cola Co. (3.6%).

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004

                      AIM CAPITAL APPRECIATION PORTFOLIO


SHARES                     SECURITY                        VALUE
--------------------------------------------------------------------
COMMON STOCK -- 97.9%
CONSUMER DISCRETIONARY -- 25.6%
Automobiles -- 0.4%
 12,200 Harley-Davidson, Inc.                          $     687,104
--------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 4.1%
 23,800 Carnival Corp.                                     1,015,546
 17,300 International Game Technology                        652,902
 23,500 McDonald's Corp.                                     639,905
 29,600 MGM MIRAGE+                                        1,355,976
 13,700 Outback Steakhouse, Inc.                             601,841
 10,000 P.F. Chang's China Bistro, Inc.+++                   488,600
 25,000 Royal Caribbean Cruises Ltd.++                     1,013,250
 17,700 Starwood Hotels & Resorts Worldwide, Inc.            704,283
 18,000 Wendy's International, Inc.                          702,000
--------------------------------------------------------------------
                                                           7,174,303
--------------------------------------------------------------------
Internet & Catalog Retail -- 1.1%
 23,700 eBay Inc.+                                         1,891,734
--------------------------------------------------------------------
Media -- 7.0%
 70,900 Clear Channel Communications, Inc.                 2,941,641
 11,800 Gannett Co., Inc.                                  1,022,824
 71,000 Lamar Advertising Co.+++                           2,915,260
  8,500 Omnicom Group Inc.                                   675,835
  6,000 Pixar, Inc.+++                                       409,800
 50,550 Univision Communications Inc., Class A Shares+     1,711,117
 47,300 Viacom Inc., Class B Shares                        1,828,145
 23,700 Westwood One, Inc.+                                  700,098
--------------------------------------------------------------------
                                                          12,204,720
--------------------------------------------------------------------
Multi-Line Retail -- 3.5%
 35,500 Dollar General Corp.                                 665,980
 25,600 Family Dollar Stores, Inc.                           822,784
 29,200 J.C. Penney Co., Inc.                                988,712
 23,700 Nordstrom, Inc.                                      844,431
 47,300 Wal-Mart Stores, Inc.                              2,696,100
--------------------------------------------------------------------
                                                           6,018,007
--------------------------------------------------------------------
Specialty Retail -- 8.9%
 11,400 AutoZone, Inc.+                                      998,298
 58,900 Bed Bath and Beyond Inc.+                          2,186,368
 18,000 Best Buy Co., Inc.                                   976,500
 41,600 CDW Corp.                                          2,599,584
 19,000 Chico's FAS, Inc.+++                                 773,870
 23,400 Foot Locker, Inc.                                    561,600
 70,400 The Gap, Inc.                                      1,549,504
 28,000 Lowe's Cos., Inc.                                  1,457,680
 47,800 Staples, Inc.                                      1,231,328

                      See Notes to Financial Statements.

            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      AIM CAPITAL APPRECIATION PORTFOLIO


SHARES             SECURITY                VALUE
----------------------------------------------------
Specialty Retail -- 8.9% (continued)
 23,700 Tiffany & Co.                   $    924,300
 47,300 The TJX Cos., Inc.                 1,162,161
 29,200 Williams-Sonoma, Inc.+               948,416
----------------------------------------------------
                                          15,369,609
----------------------------------------------------
Textiles & Apparel -- 0.6%
 23,200 Coach, Inc.+                         988,320
----------------------------------------------------
        TOTAL CONSUMER DISCRETIONARY      44,333,797
----------------------------------------------------
CONSUMER STAPLES -- 3.3%
Food & Drug Retailing -- 1.7%
 25,400 Sysco Corp.                          971,550
 36,000 Walgreen Co.                       1,241,280
  8,500 Whole Foods Market, Inc.++           679,915
----------------------------------------------------
                                           2,892,745
----------------------------------------------------
Household Products -- 0.9%
 14,900 The Procter & Gamble Co.           1,575,675
----------------------------------------------------
Personal Products -- 0.7%
 29,600 The Gillette Co.                   1,211,232
----------------------------------------------------
        TOTAL CONSUMER STAPLES             5,679,652
----------------------------------------------------
ENERGY -- 3.3%
Energy Equipment & Services -- 2.7%
 20,500 BJ Services Co.+                     912,250
 29,000 ENSCO International Inc.             793,730
 19,200 Nabors Industries, Ltd.+             851,712
 17,000 Noble Corp.+                         631,720
 15,200 Smith International, Inc.+           832,200
 14,900 Weatherford International Ltd.+      647,852
----------------------------------------------------
                                           4,669,464
----------------------------------------------------
Oil & Gas -- 0.6%
 16,600 Devon Energy Corp.                 1,015,920
----------------------------------------------------
        TOTAL ENERGY                       5,685,384
----------------------------------------------------
FINANCIALS -- 9.0%
Banks -- 1.0%
 11,800 Bank of America Corp.                949,782
 17,700 Northern Trust Corp.                 748,356
----------------------------------------------------
                                           1,698,138
----------------------------------------------------
Diversified Financials -- 7.0%
 35,200 American Express Co.               1,723,040
 22,600 The Goldman Sachs Group, Inc.      2,186,550

                      See Notes to Financial Statements.

            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      AIM CAPITAL APPRECIATION PORTFOLIO


SHARES                     SECURITY                       VALUE
-------------------------------------------------------------------
Diversified Financials -- 7.0% (continued)
 34,700 J.P. Morgan Chase & Co.                        $  1,304,720
 82,800 MBNA Corp.                                        2,018,664
 41,500 Merrill Lynch & Co., Inc.                         2,250,545
 17,500 Morgan Stanley                                      899,325
 23,900 SLM Corp.                                           915,609
 17,700 State Street Corp.                                  863,760
-------------------------------------------------------------------
                                                         12,162,213
-------------------------------------------------------------------
Insurance -- 1.0%
 23,800 American International Group, Inc.                1,705,270
-------------------------------------------------------------------
        TOTAL FINANCIALS                                 15,565,621
-------------------------------------------------------------------
HEALTHCARE -- 21.1%
Biotechnology -- 2.0%
 17,400 Amgen Inc.+                                         979,098
 13,800 Biogen Idec Inc.+                                   814,200
 19,700 Genzyme Corp.+                                      858,132
 12,900 Gilead Sciences, Inc.+                              784,707
-------------------------------------------------------------------
                                                          3,436,137
-------------------------------------------------------------------
Healthcare Equipment & Supplies -- 5.8%
 83,700 Biomet, Inc.                                      3,306,150
 51,100 Boston Scientific Corp.+                          2,104,809
 17,600 Guidant Corp.                                     1,108,976
 19,300 Medtronic, Inc.                                     973,878
 11,800 St. Jude Medical, Inc.+                             899,868
 21,500 Zimmer Holdings, Inc.+                            1,716,775
-------------------------------------------------------------------
                                                         10,110,456
-------------------------------------------------------------------
Healthcare Providers & Services -- 6.2%
 14,000 Aetna Inc.                                        1,158,500
 19,200 AmerisourceBergen Corp.                           1,111,488
 18,950 Cardinal Health, Inc.                             1,388,087
 97,223 Caremark Rx, Inc.+                                3,290,999
 11,800 Coventry Health Care, Inc.+                         493,712
 20,200 UnitedHealth Group Inc.                           1,241,896
 19,100 WellPoint Health Networks, Inc.+                  2,133,279
-------------------------------------------------------------------
                                                         10,817,961
-------------------------------------------------------------------
Pharmaceuticals -- 7.1%
 19,950 Barr Pharmaceuticals, Inc.+                         826,329
 13,600 Eli Lilly and Co.                                 1,003,816
 14,400 Forest Laboratories, Inc.+                          928,512
 23,700 Johnson & Johnson                                 1,280,511
 31,600 Medicis Pharmaceutical Corp., Class A Shares++    1,356,272


                      See Notes to Financial Statements.


            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      AIM CAPITAL APPRECIATION PORTFOLIO


SHARES                       SECURITY                         VALUE
-----------------------------------------------------------------------
Pharmaceuticals -- 7.1% (continued)
100,300 Pfizer Inc.                                        $  3,586,728
 53,100 Teva Pharmaceutical Industries Ltd., Sponsored ADR    3,268,836
-----------------------------------------------------------------------
                                                             12,251,004
-----------------------------------------------------------------------
        TOTAL HEALTHCARE                                     36,615,558
-----------------------------------------------------------------------
INDUSTRIALS -- 11.1%
Air Freight & Couriers -- 0.3%
 11,800 Expeditors International of Washington, Inc.            474,242
-----------------------------------------------------------------------
Airlines -- 0.8%
 94,600 Southwest Airlines Co.                                1,350,888
-----------------------------------------------------------------------
Commercial Services & Supplies -- 4.2%
 16,600 Apollo Group, Inc., Class A Shares+                   1,508,608
 17,600 Cintas Corp.                                            791,296
 65,200 Fiserv, Inc.+                                         2,383,712
 17,600 Paychex, Inc.                                           656,128
 70,000 Robert Half International Inc.+                       1,908,900
-----------------------------------------------------------------------
                                                              7,248,644
-----------------------------------------------------------------------
Electrical Equipment -- 0.4%
 23,300 Rockwell Automation, Inc.                               761,677
-----------------------------------------------------------------------
Industrial Conglomerates -- 1.1%
 10,500 3M Co.                                                  908,040
 34,900 General Electric Co.                                  1,045,255
-----------------------------------------------------------------------
                                                              1,953,295
-----------------------------------------------------------------------
Machinery -- 4.3%
 17,400 Caterpillar Inc.                                      1,352,502
 11,800 Danaher Corp.                                         1,091,736
 23,700 Deere & Co.                                           1,612,548
 15,400 Eaton Corp.                                             914,452
 26,000 Ingersoll-Rand Co., Ltd., Class A Shares              1,678,300
 14,000 Parker-Hannifin Corp.                                   774,060
-----------------------------------------------------------------------
                                                              7,423,598
-----------------------------------------------------------------------
        TOTAL INDUSTRIALS                                    19,212,344
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.0%
Communications Equipment -- 4.2%
 36,000 Avaya Inc.+                                             492,480
165,200 Cisco Systems, Inc.+                                  3,447,724
 82,800 Corning, Inc.+                                          913,284
 30,400 Juniper Networks, Inc.+++                               665,152
 46,400 Nokia Oyj                                               649,468
302,000 Nortel Networks Corp.+                                1,129,480
-----------------------------------------------------------------------
                                                              7,297,588
-----------------------------------------------------------------------

                      See Notes to Financial Statements.

            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      AIM CAPITAL APPRECIATION PORTFOLIO


SHARES                            SECURITY                              VALUE
---------------------------------------------------------------------------------
Computers & Peripherals -- 2.4%
 88,700 Dell Inc.+                                                   $  3,078,777
 95,100 EMC Corp.+                                                      1,061,316
---------------------------------------------------------------------------------
                                                                        4,140,093
---------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.3%
 47,300 Agilent Technologies, Inc.+                                     1,277,573
 12,100 Broadcom Corp., Class A Shares+                                   456,896
 19,000 Molex, Inc.                                                       565,820
---------------------------------------------------------------------------------
                                                                        2,300,289
---------------------------------------------------------------------------------
Internet Software & Services -- 0.9%
 29,600 Yahoo! Inc.+                                                    1,493,616
---------------------------------------------------------------------------------
IT Consulting & Services -- 0.5%
 35,500 Accenture Ltd., Class A Shares+                                   843,835
---------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 9.1%
 65,800 Analog Devices, Inc.                                            2,803,080
 76,300 Applied Materials, Inc.+                                        1,390,949
 31,400 KLA-Tencor Corp.+                                               1,308,438
 94,600 Lam Research Corp.+++                                           2,094,444
 47,300 Linear Technology Corp.                                         1,685,299
 35,700 Maxim Integrated Products, Inc.                                 1,641,843
119,843 Microchip Tehnology Inc.                                        3,358,001
101,272 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR+      965,122
 24,400 Teradyne, Inc.+                                                   497,272
---------------------------------------------------------------------------------
                                                                       15,744,448
---------------------------------------------------------------------------------
Software -- 4.6%
 31,500 Citrix Systems, Inc.+                                             600,075
 19,300 Intuit Inc.+                                                      819,671
 11,600 Mercury Interactive Corp.+                                        493,580
167,700 Microsoft Corp.                                                 4,355,169
102,600 Oracle Corp.+                                                   1,151,172
 23,900 VERITAS Software Corp.+                                           637,413
---------------------------------------------------------------------------------
                                                                        8,057,080
---------------------------------------------------------------------------------
        TOTAL INFORMATION TECHNOLOGY                                   39,876,949
---------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.5%
Wireless Telecommunication Services -- 1.5%
 43,000 Nextel Communications, Inc., Class A Shares+                    1,025,980
646,800 Vodafone Group PLC                                              1,572,148
---------------------------------------------------------------------------------
        TOTAL TELECOMMUNICATION SERVICES                                2,598,128
---------------------------------------------------------------------------------
        TOTAL COMMON STOCK
        (Cost -- $143,941,956**)                                      169,567,433
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      AIM CAPITAL APPRECIATION PORTFOLIO


   FACE
  AMOUNT                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.1%
$3,687,000 State Street Bank & Trust Co. dated 4/30/04, 0.870% due 5/3/04;
            Proceeds at maturity -- $3,687,267; (Fully collateralized by U.S.
            Treasury Notes, 4.875% due 2/15/12; Market value -- $3,761,247)
            (Cost -- $3,687,000)                                              $  3,687,000
------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $ 147,628,956)                                            $173,254,433
------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 7,992,083 State Street Navigator Securities Lending Trust Prime Portfolio
           (Cost -- $7,992,083)                                               $  7,992,083
------------------------------------------------------------------------------------------

+  Non-income producing.
++  All or a portion of this security is on loan (See Note 4).
** Aggregate cost for Federal income tax purpose is substantially the same.

 Abbreviation used in this schedule:
 ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

              SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO


 SHARES                   SECURITY                    VALUE
---------------------------------------------------------------
COMMON STOCK -- 99.6%
CONSUMER DISCRETIONARY -- 20.4%
Internet & Catalog Retail -- 8.5%
  496,800 Amazon.com, Inc.+                        $ 21,590,929
  414,200 InterActiveCorp.+                          13,200,555
---------------------------------------------------------------
                                                     34,791,484
---------------------------------------------------------------
Media -- 8.1%
  824,320 Time Warner Inc.+                          13,865,062
  249,000 Viacom Inc., Class B Shares                 9,623,850
  434,915 The Walt Disney Co.                        10,016,092
---------------------------------------------------------------
                                                     33,505,004
---------------------------------------------------------------
Specialty Retail -- 3.8%
  444,950 The Home Depot, Inc.                       15,657,790
---------------------------------------------------------------
          TOTAL CONSUMER DISCRETIONARY               83,954,278
---------------------------------------------------------------
CONSUMER STAPLES -- 10.7%
Beverages -- 3.6%
  288,790 The Coca-Cola Co.                          14,604,110
---------------------------------------------------------------
Food Products -- 2.7%
  182,140 Wm. Wrigley Jr. Co.                        11,238,038
---------------------------------------------------------------
Personal Products -- 4.4%
  445,295 The Gillette Co.                           18,221,471
---------------------------------------------------------------
          TOTAL CONSUMER STAPLES                     44,063,619
---------------------------------------------------------------
FINANCIALS -- 13.9%
Diversified Financials -- 5.9%
  272,030 Merrill Lynch & Co., Inc.                  14,752,187
  181,170 Morgan Stanley                              9,310,326
---------------------------------------------------------------
                                                     24,062,513
---------------------------------------------------------------
Insurance -- 8.0%
  181,456 American International Group, Inc.         13,001,322
      212 Berkshire Hathaway Inc., Class A Shares+   19,798,680
---------------------------------------------------------------
                                                     32,800,002
---------------------------------------------------------------
          TOTAL FINANCIALS                           56,862,515
---------------------------------------------------------------
HEALTHCARE -- 23.0%
Biotechnology -- 11.3%
  214,180 Amgen Inc.+                                12,051,909
  238,850 Biogen Idec Inc.+                          14,092,150
  165,400 Genentech, Inc.+                           20,311,120
---------------------------------------------------------------
                                                     46,455,179
---------------------------------------------------------------
Pharmaceuticals -- 11.7%
  164,750 Eli Lilly and Co.                          12,160,198
  198,570 Johnson & Johnson                          10,728,737

                      See Notes to Financial Statements.

            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

              SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO


  SHARES                                SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
Pharmaceuticals -- 11.7% (continued)
   189,440 Merck & Co., Inc.                                                    $  8,903,680
   453,270 Pfizer Inc.                                                            16,208,935
-------------------------------------------------------------------------------------------
                                                                                  48,001,550
-------------------------------------------------------------------------------------------
           TOTAL HEALTHCARE                                                       94,456,729
-------------------------------------------------------------------------------------------
INDUSTRIALS -- 2.4%
Industrial Conglomerates -- 2.4%
   331,120 General Electric Co.                                                    9,917,044
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 29.2%
Communications Equipment -- 10.1%
   962,900 CIENA Corp.+                                                            3,986,406
   498,508 Cisco Systems, Inc.+                                                   10,403,862
   397,400 Juniper Networks, Inc.+                                                 8,695,112
 1,284,000 Lucent Technologies Inc.+                                               4,327,080
   766,680 Motorola, Inc.                                                         13,991,910
-------------------------------------------------------------------------------------------
                                                                                  41,404,370
-------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.6%
   428,600 Dell Inc.+                                                             14,876,706
-------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 9.9%
   626,600 Intel Corp.                                                            16,122,418
   579,660 Texas Instruments Inc.                                                 14,549,466
   296,980 Xilinx, Inc.+                                                           9,987,437
-------------------------------------------------------------------------------------------
                                                                                  40,659,321
-------------------------------------------------------------------------------------------
Software -- 5.6%
   497,000 Microsoft Corp.                                                        12,907,090
   373,000 VERITAS Software Corp.+                                                 9,947,910
-------------------------------------------------------------------------------------------
                                                                                  22,855,000
-------------------------------------------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY                                          119,795,397
-------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $347,395,623)                                                409,049,582
-------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
$1,684,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04;
             Proceeds at maturity -- $1,684,129; (Fully collateralized by U.S.
             Treasury Inflation-Indexed Notes, 3.000% due 7/15/04;
             Market value -- $1,717,691) (Cost -- $1,684,000)                      1,684,000
-------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $349,079,623*)                                              $410,733,582
-------------------------------------------------------------------------------------------

+Non-income producing security.
*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004

                                                              AIM Capital   Smith Barney Large
                                                              Appreciation    Capitalization
                                                               Portfolio     Growth Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $147,628,956 and
   $349,079,623, respectively)                                $173,254,433     $410,733,582
  Loaned securities collateral, at value
   (Cost -- $7,992,083) (Note 4)                                 7,992,083               --
  Cash                                                                 646              750
  Receivable for securities sold                                 1,104,421               --
  Dividends and interest receivable                                 51,988          128,699
  Prepaid expenses                                                     148               --
  Other receivables                                                 12,592           39,569
---------------------------------------------------------------------------------------------
  Total Assets                                                 182,416,311      410,902,600
---------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 4)              7,992,083               --
  Payable for securities purchased                                 491,630               --
  Payable for Fund shares reacquired                               123,452          208,560
  Management fees payable                                          119,513          259,776
  Accrued expenses                                                  28,559           32,954
---------------------------------------------------------------------------------------------
  Total Liabilities                                              8,755,237          501,290
---------------------------------------------------------------------------------------------
Total Net Assets                                              $173,661,074     $410,401,310
---------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $        177     $        289
  Capital paid in excess of par value                          219,915,993      413,132,001
  Accumulated net investment loss                                 (256,025)              --
  Overdistributed net investment income                                 --         (138,381)
  Accumulated net realized loss from investment transactions
   and options                                                 (71,624,548)     (64,246,558)
  Net unrealized appreciation of investments                    25,625,477       61,653,959
---------------------------------------------------------------------------------------------
Total Net Assets                                              $173,661,074     $410,401,310
---------------------------------------------------------------------------------------------
Shares Outstanding                                              17,676,476       28,900,671
---------------------------------------------------------------------------------------------
Net Asset Value                                                      $9.82           $14.20
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                                        AIM Capital  Smith Barney Large
                                                        Appreciation   Capitalization
                                                         Portfolio    Growth Portfolio
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                             $   507,272     $ 1,429,785
  Interest                                                   26,017          26,687
  Less: Foreign withholding tax                              (5,501)             --
--------------------------------------------------------------------------------------
  Total Investment Income                                   527,788       1,456,472
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                  729,680       1,496,022
  Audit and legal                                            16,705          15,386
  Custody                                                    16,596          11,626
  Shareholder communications                                  8,800          14,704
  Directors' fees                                             3,030           4,422
  Transfer agency services                                    2,485           2,548
  Other                                                       3,530           3,276
--------------------------------------------------------------------------------------
  Total Expenses                                            780,826       1,547,984
--------------------------------------------------------------------------------------
Net Investment Loss                                        (253,038)        (91,512)
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCIES AND
OPTIONS (NOTES 3, 6 AND 7):
 Realized Gain (Loss) From:
   Investment transactions                                6,752,354       1,212,049
   Options written                                            6,264              --
   Foreign currency transactions                             (2,987)             --
--------------------------------------------------------------------------------------
  Net Realized Gain                                       6,755,631       1,212,049
--------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                   28,368,641      51,820,240
   End of period                                         25,625,477      61,653,959
--------------------------------------------------------------------------------------
  Increase (Decrease) in Net Unrealized Appreciation     (2,743,164)      9,833,719
--------------------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies
 and Options                                              4,012,467      11,045,768
--------------------------------------------------------------------------------------
Increase in Net Assets From Operations                  $ 3,759,429     $10,954,256
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

AIM Capital Appreciation Portfolio                         2004          2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                  $   (253,038) $   (422,391)
  Net realized gain (loss)                                6,755,631   (11,775,533)
  Increase (decrease) in net unrealized appreciation     (2,743,164)   42,305,560
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  3,759,429    30,107,636
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                        5,558,781     5,082,394
  Cost of shares reacquired                             (14,110,679)  (28,925,438)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions    (8,551,898)  (23,843,044)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets                      (4,792,469)    6,264,592
NET ASSETS:
  Beginning of period                                   178,453,543   172,188,951
---------------------------------------------------------------------------------
  End of period*                                       $173,661,074  $178,453,543
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:            $(256,025)           --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney Large Capitalization Growth Portfolio       2004          2003
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $    (91,512) $    166,464
 Net realized gain (loss)                               1,212,049   (13,016,040)
 Increase in net unrealized appreciation                9,833,719   103,011,731
--------------------------------------------------------------------------------
 Increase in Net Assets From Operations                10,954,256    90,162,155
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                    (70,808)     (501,211)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                           (70,808)     (501,211)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                      57,526,371    54,577,683
 Net asset value of shares issued for reinvestment
   of dividends                                            70,808       501,211
 Cost of shares reacquired                            (11,914,915)  (16,052,630)
--------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions   45,682,264    39,026,264
--------------------------------------------------------------------------------
Increase in Net Assets                                 56,565,712   128,687,208
NET ASSETS:
 Beginning of period                                  353,835,598   225,148,390
--------------------------------------------------------------------------------
 End of period*                                      $410,401,310  $353,835,598
--------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
 investment income of:                                  $(138,381)      $23,939
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.


            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio ("Fund(s)") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and thirteen other separate investment funds: Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio, Van Kampen Enterprise Portfolio, Smith Barney International All Cap Growth Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney Money Market Portfolio, Smith Barney Mid Cap Core Portfolio, Smith Barney Aggressive Growth Portfolio and SB Adjustable Rate Income Portfolio. Shares of the Company are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due

            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report diligence; (g) dividends and distributions to shareholders are recorded on the ex- dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney Large Capitalization Growth Portfolio ("SBLCG"). SBLCG pays SBFM a management fee calculated at an annual rate of 0.75% on the average daily net assets of SBLCG. This fee is calculated daily and paid monthly.

Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the AIM Capital Appreciation Portfolio ("AIMCAP"). AIMCAP pays TIA a management fee calculated at an annual rate of 0.80% on the average daily net assets of AIMCAP. This fee is calculated daily and paid monthly.

TIA has also entered into a sub-advisory agreement with AIM Capital Management, Inc. ("AIM"). Pursuant to the sub-advisory agreement, AIM is responsible

            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at the annual rate of 0.375% of AIMCAP's average daily net assets.

TIA has also entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of AIMCAP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions in the amounts of $1,390 for AIMCAP and $1,925 for SBLCG.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                           AIMCAP       SBLCG
----------------------------------------------------------------
Purchases                                $42,400,851 $53,772,139
---------------------------------------------------------------
Sales                                     50,734,429   4,483,892
---------------------------------------------------------------

At April 30, 2004 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                       AIMCAP        SBLCG
--------------------------------------------------------------
Gross unrealized appreciation       $29,407,711  $ 78,476,340
Gross unrealized depreciation        (3,782,234)  (16,822,381)
-------------------------------------------------------------
Net unrealized appreciation         $25,625,477  $ 61,653,959
-------------------------------------------------------------

            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

4. Lending of Portfolio Securities

Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned.

At April 30, 2004, AIMCAP loaned securities having a market value of $7,741,034 and received cash collateral amounting to $7,992,083 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended April 30, 2004, income earned from securities lending by AIMCAP was $4,973.

At April 30, 2004, SBLCG did not have any securities on loan.

5. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

6. Forward Foreign Currency Contracts

The Funds may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency con-

            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report tract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2004, AIMCAP and SBLCG did not have any open forward foreign currency contracts.

7. Option Contracts

The Funds may from time to time purchase call or put option contracts. Premiums paid when call or put options are purchased by the Funds represent investments which are marked-to-market daily. When a purchased option expires, the Funds will realize a loss in the amount of the premium paid. When the Funds enter into a closing sales transaction, the Funds will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Funds exercise a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

At April 30, 2004, AIMCAP and SBLCG did not hold any purchased call or put option contracts.

SBLCG may from time to time enter into written call or put option contracts. AIMCAP may only enter into written covered call option contracts. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received.

            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Funds enter into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The written option transactions for AIMCAP which occurred during the six months ended April 30, 2004 were as follows:

                                                       Number of
      AIMCAP                                           Contracts Premiums
      -------------------------------------------------------------------
      Options written, outstanding at October 31, 2003     --    $     0
      Options written                                      84      6,324
      Options closed                                      (10)      (680)
      Options expired                                     (74)    (5,644)
      -------------------------------------------------------------------
      Options written, outstanding at April 30, 2004       --    $     0
      -------------------------------------------------------------------

During the six months ended April 30, 2004, SBLCG did not enter into any written covered call or put option contracts.

8. Capital Shares

At April 30, 2004, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Transactions in shares of each Fund were as follows:

                                         Six Months Ended    Year Ended
                                          April 30, 2004  October 31, 2003
      --------------------------------------------------------------------
      AIM Capital Appreciation Portfolio
      Shares sold                              547,555          610,791
      Shares reacquired                     (1,393,930)      (3,517,542)
      --------------------------------------------------------------------
      Net Decrease                            (846,375)      (2,906,751)
      --------------------------------------------------------------------
      Smith Barney Large Capitalization Growth Portfolio
      Shares sold                            4,002,563        4,480,533
      Shares issued on reinvestment              4,938           51,353
      Shares reacquired                       (820,954)      (1,541,281)
      --------------------------------------------------------------------
      Net Increase                           3,186,547        2,990,605
      --------------------------------------------------------------------

9. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            25 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

AIM Capital Appreciation Portfolio                 2004/(1)/  2003    2002     2001     2000    1999
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.63    $8.04   $9.11   $ 21.73   $16.30  $12.31
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                                (0.01)   (0.02)  (0.03)    (0.02)   (0.07)  (0.03)
 Net realized and unrealized gain (loss)             0.20     1.61   (1.04)    (8.72)    6.03    4.02
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.19     1.59   (1.07)    (8.74)    5.96    3.99
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                                    --       --      --     (3.88)   (0.53)     --
-----------------------------------------------------------------------------------------------------
Total Distributions                                    --       --      --     (3.88)   (0.53)     --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $9.82    $9.63   $8.04   $  9.11   $21.73  $16.30
-----------------------------------------------------------------------------------------------------
Total Return/(2)/                                    1.97%++ 19.78% (11.75)%  (43.36)%  36.53%  32.41%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $174     $178    $172      $224     $435    $300
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                            0.86%+   0.85%   0.85%     0.83%    0.83%   0.84%
 Net investment loss                                (0.28)+  (0.25)  (0.28)    (0.20)   (0.35)  (0.18)
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                24%      49%     65%       77%      91%     76%
-----------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            26 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Large Capitalization
Growth Portfolio                           2004/(1)/   2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $13.76    $ 9.91  $11.86   $16.04   $14.53  $ 9.90
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)               (0.00)*    0.01    0.02     0.02     0.01    0.00*
  Net realized and unrealized gain (loss)     0.44      3.86   (1.95)   (4.20)    1.55    4.64
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.44      3.87   (1.93)   (4.18)    1.56    4.64
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.00)*   (0.02)  (0.02)      --    (0.01)  (0.01)
  Net realized gains                            --        --      --       --    (0.02)     --
  Capital                                       --        --      --       --    (0.02)     --
----------------------------------------------------------------------------------------------
Total Distributions                          (0.00)*   (0.02)  (0.02)      --    (0.05)  (0.01)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $14.20    $13.76  $ 9.91   $11.86   $16.04  $14.53
----------------------------------------------------------------------------------------------
Total Return/(2)/                             3.22%++  39.16% (16.29)% (26.06)%  10.77%  46.88%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $410      $354    $225     $280     $324    $168
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.78%+    0.79%   0.80%    0.78%    0.77%   0.86%
  Net investment income (loss)               (0.05)+    0.06    0.13     0.14     0.06    0.07
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          1%       16%     19%      10%       7%     14%
----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 *  Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

            27 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                               TRAVELERS SERIES
                                   FUND INC.



DIRECTORS              INVESTMENT MANAGERS
A.E. Cohen             Smith Barney Fund
Robert A. Frankel       Management LLC
Michael E. Gellert     Travelers Investment Adviser, Inc.
R. Jay Gerken, CFA
  Chairman             CUSTODIAN
Rainer Greeven         State Street Bank and
Susan M. Heilbron       Trust Company

OFFICERS               ANNUITY
R. Jay Gerken, CFA     ADMINISTRATION
President and Chief    Travelers Annuity Investor Services
Executive Officer      One Cityplace
                       Hartford, CT 06103-3415
Andrew B. Shoup
Senior Vice President
and Chief
Administrative Officer

Alan J. Blake
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief
Legal Officer

  Travelers Series Fund Inc.


  AIM Capital Appreciation Portfolio

  Smith Barney Large Capitalization Growth Portfolio

  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.




  A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. -- AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.






 IN0806 6/04                                                             04-6791

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.


By: /s/ R. Jay Gerken
    --------------------------------
    R. Jay Gerken
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: June 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    --------------------------------
    R. Jay Gerken
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: June 30, 2004


By: /s/ Andrew B. Shoup
    --------------------------------
    Andrew B. Shoup
    Chief Administrative Officer of
    Travelers Series Fund Inc.

Date: June 30, 2004